Total Capital and Net Income Per Common Unit (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Summary of Incentive Distribution Rights

Prior to the Merger, when the Partnership’s incentive distribution rights were canceled and ceased to exist, the general partner was entitled to certain incentive distributions if the amount the Partnership distributed to common unitholders with respect to any quarter exceeded specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.35	99.24%	0.76%
Up to $0.4025	99.24%	0.76%
Above $0.4025 up to $0.4375	86.24%	13.76%
Above $0.4375 up to $0.525	76.24%	23.76%
Above $0.525	51.24%	48.76%

Schedule of Net Income Per Common Unit
Net Loss Per Common Unit

	Year Ended
	December 31, 2019 $	December 31, 2018 $	December 31, 2017 $
Limited partners' interest in net loss	(378,770)	(147,141)	(339,501)
Preferred units - periodic accretion	—	—	(2,380)
Net gain on repurchase of Series C-1 and Series D Preferred Units	—	—	19,637
Gain on modification of warrants	—	—	1,495
Limited partners' interest in net loss for basic net loss per common unit	(378,770)	(147,141)	(320,749)
Series C-1 Preferred Units - cash distributions	—	—	12,650
Gain on repurchase of Series C-1 Preferred Units	—	—	(26,994)
Limited partners' interest in diluted net loss	(378,770)	(147,141)	(335,093)
Weighted average number of common units	410,727,035	410,261,239	220,755,937
Dilutive effect of Series C-1 Preferred Units and unit based compensation	—	—	9,184,183
Common units and common unit equivalents	410,727,035	410,261,239	229,940,120

Limited partner's interest in net loss per common unit
- basic	(0.92)	(0.36)	(1.45)
- diluted	(0.92)	(0.36)	(1.46)

Summary of Issuances of Common Units
The following table summarizes the issuances of common units over the three years ending December 31, 2019:

Date	Offering Type	Number of Common Units Issued	Offering Price	Gross Proceeds (i)	Net Proceeds	Use of Proceeds
				(in millions of U.S. Dollars)
During 2017	Payment-in-kind	6,391,087	(ii)	29.8	29.8	(ii)
September 2017	Private	256,000,000	(iii)	640.0	628.1	To strengthen the Partnership's capital structure and to fund the Partnership's existing growth projects.

(i)	Including the General Partner’s proportionate capital contribution, where applicable.

(ii)
Common units issued as a payment-in-kind for the distributions on the Partnership's Series C-1 and D Preferred Units and on the Partnership's common units and general partner interest held by subsidiaries of Teekay Corporation and payment-in-kind for interest on the 2016 Teekay Corporation Promissory Note (see note 11g).

(iii)
In September 2017, as part of the Brookfield Transaction, the Partnership issued to Brookfield 244.0 million common units and the Brookfield Transaction Warrants to purchase 62.4 million common units, for gross proceeds of $610.0 million. In addition, the Partnership issued to Teekay Corporation 12.0 million common units and the Brookfield Transaction Warrants to purchase 3.1 million common units, for gross proceeds of $30.0 million. The net proceeds are exclusive of expenses allocated to the Brookfield Transaction Warrants of $1.4 million.